Business Combinations - Schedule of Business Combination Goodwill (Details)	Dec. 31, 2021 USD ($)	Feb. 01, 2021 USD ($)	Feb. 01, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Goodwill	$ 30,841,000			$ 8,317,000	$ 8,317,000
Goodwill	(30,841,000)			$ (8,317,000)	$ (8,317,000)
arago Group
Business Acquisition [Line Items]
Goodwill		$ 165,160
Goodwill		(165,160)
arago Group | Fair Value of the Convertible Loan
Business Acquisition [Line Items]
Goodwill		11,166,432
Goodwill		(11,166,432)
arago Group | Payment of Nominal Value of arago Shares
Business Acquisition [Line Items]
Goodwill		165,160
Goodwill		(165,160)
arago Group | NCI Put Option
Business Acquisition [Line Items]
Goodwill		10,922,000
Goodwill		(10,922,000)
arago Group | Total Consideration Paid
Business Acquisition [Line Items]
Goodwill		22,253,000
Goodwill		(22,253,000)
arago Group | Total Net Assets of arago Group at Acquisition
Business Acquisition [Line Items]
Goodwill		1,778,000
Goodwill		(1,778,000)
arago Group | Total Net Assets Acquired
Business Acquisition [Line Items]
Goodwill		1,778,000
Goodwill		(1,778,000)
arago Group | Goodwill at Acquisition
Business Acquisition [Line Items]
Goodwill	22,524,411	24,031,436	€ 19,799,052
Goodwill	$ (22,524,411)	$ (24,031,436)	€ (19,799,052)